SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Revenue	$ 12,922	$ 11,397
Cost of Sales	(7,961)	(7,932)
Exploration, evaluation and project expenses not attributable to segments	(392)	(361)
General and administrative expenses	(115)	(126)
Other income not attributable to segments	(214)	195
Impairment reversals (charges)	457	(312)
Loss on currency translation	(39)	(93)
Closed mine rehabilitation	(59)	(16)
Income from equity investees	241	232
Finance costs, net (includes non-segment accretion)	232	170
Gain on non-hedge derivatives	13	1
Income before income taxes	4,608	2,814
Operating segments [member]
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Income before income taxes	4,673	3,195
Unallocated amounts [member]
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Revenue	8	20
Cost of Sales	(62)	(48)
Exploration, evaluation and project expenses not attributable to segments	(351)	(272)
General and administrative expenses	(115)	(126)
Other income not attributable to segments	21	354
Impairment reversals (charges)	457	(312)
Loss on currency translation	(39)	(93)
Closed mine rehabilitation	(59)	(16)
Income from equity investees	241	232
Finance costs, net (includes non-segment accretion)	(179)	(121)
Gain on non-hedge derivatives	$ 13	$ 1